MGP Selected Quarterly Financial Results (Unaudited) - Additional Information (Detail) - Borgata Property $ in Millions	Aug. 01, 2016 USD ($)
Master Lease Increase in Rent
Segment Reporting Information [Line Items]
Rental revenues under master lease	$ 100
Increase in Base Rent
Segment Reporting Information [Line Items]
Rental revenues under master lease	90
Increase in Percentage Rent
Segment Reporting Information [Line Items]
Rental revenues under master lease	$ 10